Deferred revenue	12 Months Ended
Dec. 31, 2019
Disclosure Of Deferred Revenue [Abstract]
Deferred revenue
25	Deferred revenue

	As at December 31,
	2018 RMB’million	2019 RMB’million
Non-current	27	67
Current	1,431	1,694
	1,458	1,761

Deferred revenue mainly represents contract liabilities in relation to the service fees prepaid by customers for time-based virtual gifts, membership subscriptions, and digital music albums or single songs, for which the related services had not been rendered as at December 31, 2018 and 2019.

Revenue recognized for the years ended December 31, 2017, 2018 and 2019 related to carried-forward contract liabilities amounted to RMB372 million, RMB978 million and RMB1,431 million, respectively.

The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed, as substantially all of the Group’s contracts have a duration of one year or less.